NATIONWIDE®

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2750–12/06

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 9,216 shares (cost $60,593)	$69,397

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 45,727 shares (cost $367,057)	501,171

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 13,076 shares (cost $361,212)	472,681

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 59,695 shares (cost $1,365,022)	1,564,018

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 6,206 shares (cost $74,772)	70,435

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 184,630 shares (cost $184,630)	184,630

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 44,232 shares (cost $466,527)	589,167

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal) 37,663 shares (cost $366,889)	430,864

Total investments	3,882,363

Accounts receivable	2,070

Total assets	3,884,433

Accounts payable	–

Contract owners’ equity (note 4)	$3,884,433

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPBal	ACVPCapAp	DryStkIx	FidVIPEI	GVITGvtBd	GVITMyMkt	GVITNWFund
Reinvested dividends	$80,204	1,318	–	7,757	49,916	3,143	8,435	6,207
Mortality and expense risk charges (note 2)	(49,600)	(884)	(6,230)	(6,134)	(19,642)	(1,017)	(2,492)	(7,463)

Net investment income (loss)	30,604	434	(6,230)	1,623	30,274	2,126	5,943	(1,256)

Proceeds from mutual fund shares sold	508,930	5,666	28,270	65,609	231,204	15,644	66,123	47,446
Cost of mutual fund shares sold	(485,066)	(5,087)	(25,104)	(64,260)	(218,712)	(16,222)	(66,123)	(44,181)

Realized gain (loss) on investments	23,864	579	3,166	1,349	12,492	(578)	–	3,265
Change in unrealized gain (loss) on investments	265,717	(19)	72,099	58,214	35,856	(662)	–	63,952

Net gain (loss) on investments	289,581	560	75,265	59,563	48,348	(1,240)	–	67,217

Reinvested capital gains	185,273	4,418	–	–	180,247	608	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$505,458	5,412	69,035	61,186	258,869	1,494	5,943	65,961

Investment activity:	NBAMTBal
Reinvested dividends	$3,428
Mortality and expense risk charges (note 2)	(5,738)

Net investment income (loss)	(2,310)

Proceeds from mutual fund shares sold	48,968
Cost of mutual fund shares sold	(45,377)

Realized gain (loss) on investments	3,591
Change in unrealized gain (loss) on investments	36,277

Net gain (loss) on investments	39,868

Reinvested capital gains	–

Net increase (decrease) in contract owners’ equity resulting from operations	$37,558

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPBal		ACVPCapAp		DryStkIx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$30,604	2,360	434	429	(6,230)	(6,457)	1,623	1,434
Realized gain (loss) on investments	23,864	(90,065)	579	2,267	3,166	(28,962)	1,349	(35,488)
Change in unrealized gain (loss) on investments	265,717	279,012	(19)	(284)	72,099	126,941	58,214	49,879
Reinvested capital gains	185,273	56,028	4,418	29	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	505,458	247,335	5,412	2,441	69,035	91,522	61,186	15,825

Equity transactions:
Purchase payments received from contract owners (note 3)	25,306	79,271	890	1,975	3,855	8,768	3,628	5,879
Transfers between funds	–	–	–	9,410	2,581	(56,650)	(9,331)	(70,585)
Redemptions (note 3)	(409,913)	(820,603)	(4,670)	(22,079)	(21,499)	(109,679)	(49,180)	(89,469)
Annuity benefits	(5,524)	(5,101)	–	–	(1,151)	(975)	(858)	(817)
Annual contract maintenance charges (note 2)	(5,148)	(6,138)	(119)	(155)	(388)	(519)	(584)	(678)
Contingent deferred sales charges (note 2)	(466)	(6,365)	(30)	(275)	(27)	(299)	(134)	(1,401)
Adjustments to maintain reserves	2,201	1,879	(9)	(10)	280	272	(6)	6

Net equity transactions	(393,544)	(757,057)	(3,938)	(11,134)	(16,349)	(159,082)	(56,465)	(157,065)

Net change in contract owners’ equity	111,914	(509,722)	1,474	(8,693)	52,686	(67,560)	4,721	(141,240)
Contract owners’ equity beginning of period	3,772,519	4,282,241	67,909	76,602	448,728	516,288	467,945	609,185

Contract owners’ equity end of period	$3,884,433	3,772,519	69,383	67,909	501,414	448,728	472,666	467,945

CHANGES IN UNITS:
Beginning units	129,942	155,803	5,941	6,941	21,135	29,337	16,521	22,247

Units purchased	2,422	12,168	76	1,007	283	472	120	253
Units redeemed	(15,267)	(38,029)	(407)	(2,007)	(973)	(8,674)	(1,991)	(5,979)

Ending units	117,097	129,942	5,610	5,941	20,445	21,135	14,650	16,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEI		GVITGvtBd		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$30,274	5,319	2,126	2,633	5,943	3,072	(1,256)	(2,618)
Realized gain (loss) on investments	12,492	660	(578)	(1,690)	–	–	3,265	(3,088)
Change in unrealized gain (loss) on investments	35,856	3,110	(662)	908	–	–	63,952	41,866
Reinvested capital gains	180,247	55,772	608	227	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	258,869	64,861	1,494	2,078	5,943	3,072	65,961	36,160

Equity transactions:
Purchase payments received from contract owners (note 3)	8,549	49,190	569	155	–	2,930	944	4,202
Transfers between funds	1,318	3,852	–	–	(3,986)	189,908	7,742	(70,857)
Redemptions (note 3)	(201,947)	(227,822)	(13,884)	(55,501)	(40,055)	(195,018)	(39,690)	(89,435)
Annuity benefits	(1,374)	(1,266)	(593)	(608)	–	–	–	–
Annual contract maintenance charges (note 2)	(1,790)	(2,058)	(135)	(228)	(861)	(1,030)	(900)	(1,042)
Contingent deferred sales charges (note 2)	(68)	(514)	(27)	(513)	(121)	(2,031)	(32)	(995)
Adjustments to maintain reserves	451	386	650	567	5	11	89	25

Net equity transactions	(194,861)	(178,232)	(13,420)	(56,128)	(45,018)	(5,230)	(31,847)	(158,102)

Net change in contract owners’ equity	64,008	(113,371)	(11,926)	(54,050)	(39,075)	(2,158)	34,114	(121,942)
Contract owners’ equity beginning of period	1,500,435	1,613,806	82,965	137,015	223,692	225,850	555,270	677,212

Contract owners’ equity end of period	$1,564,443	1,500,435	71,039	82,965	184,617	223,692	589,384	555,270

CHANGES IN UNITS:
Beginning units	51,687	58,078	1,825	3,072	9,199	9,412	5,745	7,428

Units purchased	635	1,913	12	3	748	7,999	88	45
Units redeemed	(6,884)	(8,304)	(305)	(1,250)	(2,589)	(8,212)	(396)	(1,728)

Ending units	45,438	51,687	1,532	1,825	7,358	9,199	5,437	5,745

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTBal
Investment activity:	2006	2005
Net investment income (loss)	$(2,310)	(1,452)
Realized gain (loss) on investments	3,591	(23,764)
Change in unrealized gain (loss) on investments	36,277	56,592
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	37,558	31,376

Equity transactions:
Purchase payments received from contract owners (note 3)	6,871	6,172
Transfers between funds	1,676	(5,078)
Redemptions (note 3)	(38,988)	(31,600)
Annuity benefits	(1,548)	(1,435)
Annual contract maintenance charges (note 2)	(371)	(428)
Contingent deferred sales charges (note 2)	(27)	(337)
Adjustments to maintain reserves	741	622

Net equity transactions	(31,646)	(32,084)

Net change in contract owners’ equity	5,912	(708)
Contract owners’ equity beginning of period	425,575	426,283

Contract owners’ equity end of period	$431,487	425,575

CHANGES IN UNITS:
Beginning units	17,889	19,288

Units purchased	460	476
Units redeemed	(1,722)	(1,875)

Ending units	16,627	17,889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the American Century Variable Portfolios Inc.;

American Century Variable Portfolios Inc. – Advantage (ACVPAdv)*
American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal) American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx) Portfolio of the Fidelity® Variable Insurance Products Fund;

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

Portfolio of the Neuberger Berman Advisers Management Trust;

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)

*At December 31, 2006, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $3,607 and $61,752, respectively, and total transfers from the Account to the fixed account were $7 and $47,379, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.30%	5,610	$12.367801	$69,383	1.92%	8.20%
2005	1.30%	5,941	11.430683	67,909	1.92%	3.57%
2004	1.30%	6,941	11.036175	76,602	1.95%	8.35%
2003	1.30%	10,745	10.185550	109,444	1.37%	17.91%
2002	1.30%	21,919	8.638585	189,349	2.77%	-10.73%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.30%	20,445	24.323239	497,288	0.00%	15.70%
2005	1.30%	21,135	21.022816	444,317	0.00%	20.48%
2004	1.30%	29,337	17.448933	511,900	0.00%	6.19%
2003	1.30%	32,790	16.432489	538,821	0.00%	18.91%
2002	1.30%	36,543	13.819339	505,000	0.00%	-22.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.30%	14,650	31.995347	468,732	1.65%	14.00%
2005	1.30%	16,521	28.065915	463,677	1.58%	3.33%
2004	1.30%	22,247	27.160283	604,235	1.68%	9.20%
2003	1.30%	27,564	24.871495	685,558	1.27%	26.70%
2002	1.30%	39,854	19.630772	782,365	1.23%	-23.37%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30%	45,438	34.329754	1,559,875	3.26%	18.64%
2005	1.30%	51,687	28.937089	1,495,671	1.63%	4.49%
2004	1.30%	58,078	27.692797	1,608,342	1.56%	10.08%
2003	1.30%	64,742	25.156955	1,628,712	1.74%	28.64%
2002	1.30%	83,365	19.556483	1,630,326	1.84%	-18.03%

Gartmore GVIT – Government Bond Fund – Class I
Tax qualified
2006	1.30%	1,400	46.368773	64,916	4.08%	2.00%
2005	1.30%	1,693	45.458911	76,962	3.83%	1.92%
2004	1.30%	2,903	44.600457	129,475	5.45%	1.92%
2003	1.30%	3,666	43.760351	160,425	3.65%	0.67%
2002	1.30%	6,247	43.467280	271,540	4.25%	9.54%
Non-tax qualified
2006	1.30%	132	46.385889	6,123	4.08%	2.00%
2005	1.30%	132	45.475702	6,003	3.83%	1.92%
2004	1.30%	169	44.616924	7,540	5.45%	1.92%
2003	1.30%	173	43.776516	7,573	3.65%	0.67%
2002	1.30%	188	43.483340	8,175	4.25%	9.54%

Gartmore GVIT – Money Market Fund – Class I
Tax qualified
2006	1.30%	7,332	25.082875	183,908	4.13%	3.18%
2005	1.30%	9,173	24.310982	223,005	2.71%	1.34%
2004	1.30%	9,386	23.990230	225,172	0.74%	-0.50%
2003	1.30%	12,127	24.110582	292,389	0.58%	-0.68%
2002	1.30%	15,652	24.276265	379,972	1.11%	-0.10%
Non-tax qualified
2006	1.30%	26	27.252995	709	4.13%	3.18%
2005	1.30%	26	26.414319	687	2.71%	1.34%
2004	1.30%	26	26.065818	678	0.74%	-0.50%
2003	1.30%	64	26.196581	1,677	0.58%	-0.68%
2002	1.30%	37	26.376600	976	1.11%	-0.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide Fund – Class I
Tax qualified
2006	1.30%	5,000	$108.653662	$543,268	1.08%	12.15%
2005	1.30%	5,280	96.878249	511,517	0.89%	6.05%
2004	1.30%	6,913	91.352418	631,519	1.22%	8.32%
2003	1.30%	8,261	84.332018	696,667	0.55%	25.86%
2002	1.30%	10,712	67.006421	717,773	0.83%	-18.43%
Non-tax qualified
2006	1.30%	437	105.528470	46,116	1.08%	12.15%
2005	1.30%	465	94.091731	43,753	0.89%	6.05%
2004	1.30%	515	88.724843	45,693	1.22%	8.32%
2003	1.30%	694	81.906372	56,843	0.55%	25.86%
2002	1.30%	2,686	65.079111	174,802	0.83%	-18.43%

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	1.30%	16,627	25.716074	427,581	0.80%	9.23%
2005	1.30%	17,889	23.542486	421,151	0.93%	7.77%
2004	1.30%	19,288	21.845873	421,364	1.16%	7.89%
2003	1.30%	20,648	20.248421	418,089	1.71%	14.77%
2002	1.30%	25,343	17.643073	447,128	2.44%	-18.23%

2006 Reserves for annuity contracts in payout phase:				16,534

2006 Contract owners’ equity				$3,884,433

2005 Reserves for annuity contracts in payout phase:				17,867

2005 Contract owners’ equity				$3,772,519

2004 Reserves for annuity contracts in payout phase:				19,721

2004 Contract owners’ equity				$4,282,241

2003 Reserves for annuity contracts in payout phase:				21,304

2003 Contract owners’ equity				$4,617,502

2002 Reserves for annuity contracts in payout phase:				24,286

2002 Contract owners’ equity				$5,131,692

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

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